Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Accounting software	$ 3,696	$ 3,949
Less: accumulated amortization	(924)	(263)
Intangible assets, net	$ 2,772	$ 3,686